CONCENTRATION AND RISK (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 1,678,793	$ 675,602	$ 349,991
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		532,129	369,333	187,217
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		230,088	67,431
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		268,466
Customer E
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	[1]	$ 225,899	$ 126,759	$ 84,226
Major Customer | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		75.00%	83.00%	78.00%

[1]	Represents less than 10%